Loan Receivable	12 Months Ended
Dec. 31, 2024
Loan Receivable [Abstract]
Loan receivable

Note 10 – Loan Receivable

During the year, the Company issued short-term loans primarily for operational purposes. The nature and terms of these loans are outlined below:

Business Purpose: The loans were extended to employees, consultants, and affiliated entities to support short-term operational needs, including funding payroll, fee advances, and other working capital requirements. All operational loans were issued in the ordinary course of business to maintain uninterrupted operations.

Terms: The loans were unsecured, short-term, non-interest-bearing, and repayable on demand.

All loans were fully settled by December 31, 2024, with the exception of those issued to Brera Ilch NGO and Sport For Life, which remained outstanding as of the reporting date.

The loan receivable amounts consist of the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Current assets
Short term loan receivable – related parties	311,171	19,514
	311,171	19,514